Leases - Supplemental cash flow information and other related information - Subnote (Details) - USD ($) $ in Thousands	3 Months Ended
	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Lease
Opearing lease liability	$ 152,588		$ 165,139
Operating ROU assets	131,921		$ 149,849
Branches closure | PB
Lease
Lease termination payment	$ 10,200
Caparra Center
Lease
Opearing lease liability		$ 11,100
Operating ROU assets		$ 11,100